GOODWILL, NET (Tables)	12 Months Ended
Sep. 30, 2019
Goodwill
Goodwill, net, consisted of the following:

	Years ended September 30
	2018				2019
	Professional education services	Business start-up training services	Sale s of learning simulation software	Total	Professional education services	Business start-up training services	Sale s of learning simulation software	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Gross amount
Beginning balance	5,408	1,692	22,359	29,459	56,214	1,642	21,660	79,516
Acquisition for the year	52,478	—	—	52,478	—	—	—	—
Exchange difference	(1,672)	(50)	(699)	(2,421)	(2,198)	(125)	(847)	(3,170)

Ending balance	56,214	1,642	21,660	79,516	54,016	1,517	20,813	76,346

Accumulated impairment loss	—	—	—	—	—	(1,517)	—	(1,517)

Goodwill, net	56,214	1,642	21,660	79,516	54,016	—	20,813	74,829